Trade and other payables	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Trade and other payables
Trade and other payables

	As of December 31, 2016	As of December 31, 2017
	£'000s	£'000s
Trade payables	719	1,214
Other payables	54	74
Accruals	2,050	5,866
Total trade and other payables	2,823	7,154

As of December 31, 2016, accruals included £0.89 million related to expenses associated with the Global Offering which was fully paid during the year ended December 31, 2017.